RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transactions [Abstract]
Interest expenses to shareholder loans	$ 31,909	$ 72,349